Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Jennison Blend Fund, Inc.
Entity Central Index Key	0000356683
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
PGIM JENNISON BLEND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class A
Trading Symbol	PBQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class A	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, large-cap stocks outperformed small-cap stocks, and growth outperformed value during the period.
■
Stock selection within the industrials sector, led by aerospace & defense and building products, added the most value relative to the Russell
3000 Index (the “Index”).
■
Conversely, security selection within the health care, consumer discretionary, financials, and energy sectors detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	4.58%	10.26%	10.84%
Class A without sales charges	10.67%	11.52%	11.47%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 3000 Index	15.84%	14.11%	13.98%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,081,933,088
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 5,131,151
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,081,933,088
Number of fund holdings	279
Total advisory fees paid for the year	$ 5,131,151
Portfolio turnover rate for the year	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.0%
Software	8.9%
Banks	7.5%
Aerospace & Defense	5.6%
Interactive Media & Services	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.3%
Broadline Retail	3.8%
Entertainment	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.2%
Consumer Staples Distribution & Retail	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Biotechnology	2.8%
Insurance	2.7%
Capital Markets	2.3%
Financial Services	2.1%
Machinery	2.1%
Multi-Utilities	2.0%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	1.5%
Specialty Retail	1.5%
Building Products	1.4%
Automobiles	1.4%
Health Care Equipment & Supplies	1.4%
Chemicals	1.3%
Residential REITs	1.1%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Household Durables	1.0%
Communications Equipment	0.9%
IT Services	0.9%
Electric Utilities	0.9%
Construction & Engineering	0.8%
Metals & Mining	0.8%
Commercial Services & Supplies	0.8%
Energy Equipment & Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Trading Companies & Distributors	0.6%
Professional Services	0.5%
Personal Care Products	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Electronic Equipment, Instruments & Components	0.5%
Industrial REITs	0.5%
Automobile Components	0.5%
Gas Utilities	0.5%
Specialized REITs	0.5%
Others*	3.4%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

*	Consists of Industries th at each make up les s th an 0.5% of the Fund's net assets

PGIM JENNISON BLEND FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class C
Trading Symbol	PRECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class C	$189	1.80%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, large-cap stocks outperformed small-cap stocks, and growth outperformed value during the period.
■
Stock selection within the industrials sector, led by aerospace & defense and building products, added the most value relative to the Russell
3000 Index (the “Index”).
■
Conversely, security selection within the health care, consumer discretionary, financials, and energy sectors detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	8.70%	10.42%	10.45%
Class C without sales charges	9.64%	10.42%	10.45%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 3000 Index	15.84%	14.11%	13.98%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,081,933,088
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 5,131,151
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,081,933,088
Number of fund holdings	279
Total advisory fees paid for the year	$ 5,131,151
Portfolio turnover rate for the year	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.0%
Software	8.9%
Banks	7.5%
Aerospace & Defense	5.6%
Interactive Media & Services	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.3%
Broadline Retail	3.8%
Entertainment	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.2%
Consumer Staples Distribution & Retail	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Biotechnology	2.8%
Insurance	2.7%
Capital Markets	2.3%
Financial Services	2.1%
Machinery	2.1%
Multi-Utilities	2.0%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	1.5%
Specialty Retail	1.5%
Building Products	1.4%
Automobiles	1.4%
Health Care Equipment & Supplies	1.4%
Chemicals	1.3%
Residential REITs	1.1%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Household Durables	1.0%
Communications Equipment	0.9%
IT Services	0.9%
Electric Utilities	0.9%
Construction & Engineering	0.8%
Metals & Mining	0.8%
Commercial Services & Supplies	0.8%
Energy Equipment & Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Trading C ompani es & Distributors	0.6%
Professional Services	0.5%
Personal Care Products	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Electronic Equipment, Instruments & Components	0.5%
Industrial REITs	0.5%
Automobile Components	0.5%
Gas Utilities	0.5%
Specialized REITs	0.5%
Others*	3.4%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON BLEND FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class Z
Trading Symbol	PEQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class Z	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, large-cap stocks outperformed small-cap stocks, and growth outperformed value during the period.
■
Stock selection within the industrials sector, led by aerospace & defense and building products, added the most value relative to the Russell
3000 Index (the “Index”).
■
Conversely, security selection within the health care, consumer discretionary, financials, and energy sectors detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	10.92%	11.83%	11.78%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 3000 Index	15.84%	14.11%	13.98%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,081,933,088
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 5,131,151
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,081,933,088
Number of fund holdings	279
Total advisory fees paid for the year	$ 5,131,151
Portfolio turnover rate for the year	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.0%
Software	8.9%
Banks	7.5%
Aerospace & Defense	5.6%
Interactive Media & Services	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.3%
Broadline Retail	3.8%
Entertainment	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.2%
Consumer Staples Distribution & Retail	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Biotechnology	2.8%
Insurance	2.7%
Capital Markets	2.3%
Financial Services	2.1%
Machinery	2.1%
Multi-Utilities	2.0%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	1.5%
Specialty Retail	1.5%
Building Products	1.4%
Automobiles	1.4%
Health Care Equipment & Supplies	1.4%
Chemicals	1.3%
Residential REITs	1.1%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Household Durables	1.0%
Communications Equipment	0.9%
IT Services	0.9%
Electric Utilities	0.9%
Construction & Engineering	0.8%
Metals & Mining	0.8%
Commercial Services & Supplies	0.8%
Energy Equipment & Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Trading Companies & Distributors	0.6%
Professional Services	0.5%
Personal Care Products	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Electronic Equipment, Instruments & Components	0.5%
Industrial REITs	0.5%
Automobile Components	0.5%
Gas Utilities	0.5%
Specialized REITs	0.5%
Others*	3.4%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

*	Consists of In dust ries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON BLEND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class R6
Trading Symbol	PBQQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class R6	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, large-cap stocks outperformed small-cap stocks, and growth outperformed value during the period.
■
Stock selection within the industrials sector, led by aerospace & defense and building products, added the most value relative to the Russell
3000 Index (the “Index”).
■
Conversely, security selection within the health care, consumer discretionary, financials, and energy sectors detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.96%	11.84%	11.96% (10/26/2017)
S&P 500 Index	15.88%	14.74%	14.35%
Russell 3000 Index	15.84%	14.11%	13.70%

Performance Inception Date	Oct. 26, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,081,933,088
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 5,131,151
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,081,933,088
Number of fund holdings	279
Total advisory fees paid for the year	$ 5,131,151
Portfolio turnover rate for the year	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.0%
Software	8.9%
Banks	7.5%
Aerospace & Defense	5.6%
Interactive Media & Services	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.3%
Broadline Retail	3.8%
Entertainment	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.2%
Consumer Staples Distribution & Retail	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Biotechnology	2.8%
Insurance	2.7%
Capital Markets	2.3%
Financial Services	2.1%
Machinery	2.1%
Multi-Utilities	2.0%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	1.5%
Specialty Retail	1.5%
Building Products	1.4%
Automobiles	1.4%
Health Care Equipment & Supplies	1.4%
Chemicals	1.3%
Residential REITs	1.1%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Household Durables	1.0%
Communications Equipment	0.9%
IT Services	0.9%
Electric Utilities	0.9%
Construction & Engineering	0.8%
Metals & Mining	0.8%
Commercial Services & Supplies	0.8%
Energy Equipment & Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Trading Companies & Distributors	0.6%
Professional Services	0.5%
Personal Care Products	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Electronic Equipment, Instruments & Components	0.5%
Industrial REITs	0.5%
Automobile Components	0.5%
Gas Utilities	0.5%
Specialized REITs	0.5%
Others*	3.4%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets